Financial Risk Management - Net Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Cash	$ 176,894	$ 55,158
Amounts receivable	41,582	25,593
Prepaid expenses and deposits	32,946	13,659
Current assets	251,422	94,410
Amounts payable and accrued liabilities	102,954	98,290
Resident security deposits	56,785	45,157
Dividends payable	15,821	10,641
Current portion of long-term debt	254,805	274,190
Current liabilities	430,365	428,278
Net current liabilities	$ (178,943)	$ (333,868)